Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Property, Plant, and Equipment

13. Property, Plant, and Equipment

Balances and changes in property, plant, and equipment are as follows:

	Weighted average useful life (years)	Balance on 12/31/2017	Reclassifications (i)	Fair value CBLSA Retrospective effect (ii)	Balance on 12/31/2017 – Restated (i)	Additions	Depreciation	Transfer (iv)	Write- offs and disposals	Effect of foreign currency exchange rate variation	Opening balance TEAS (iii)	Balance on 12/31/2018
Cost:
Land	—	579,174	—	(2,532)	576,642	3,994	—	9,261	(895)	(1,238)	33,115	620,879
Buildings	32	1,639,867	—	(1,996)	1,637,871	7,041	—	151,937	(2,929)	(10,914)	18,067	1,801,073
Leasehold improvements	8	912,555	—	—	912,555	11,931	—	103,371	(12,273)	56	—	1,015,640
Machinery and equipment	13	4,721,931	—	—	4,721,931	115,171	—	588,696	(4,895)	(261,955)	60,308	5,219,256
Automotive fuel/lubricant distribution equipment and facilities	13	2,721,075	—	8,447	2,729,522	98,478	—	98,573	(62,240)	—	—	2,864,333
LPG tanks and bottles	8	643,697	49,159	—	692,856	78,995	—	2,552	(31,387)	—	—	743,016
Vehicles	6	287,295	—	—	287,295	29,141	—	18,061	(23,996)	(1,745)	—	308,756
Furniture and utensils	8	266,494	—	(585)	265,909	18,417	—	6,078	(863)	(10,570)	45	279,016
Construction in progress	—	929,000	—	—	929,000	796,909	—	(883,994)	(578)	81,462	—	922,799
Advances to suppliers	—	112,167	—	—	112,167	6,317	—	(100,233)	—	(4,163)	—	14,088
Imports in progress	—	786	—	—	786	699	—	(1,446)	—	2	—	41
IT equipment	5	353,022	—	(36)	352,986	34,921	—	7,942	(1,953)	1,161	6	395,063

		13,167,063	49,159	3,298	13,219,520	1,202,014	—	798	(142,009)	(207,904)	111,541	14,183,960

Accumulated depreciation:
Buildings		(724,408)	—	—	(724,408)	—	(53,462)	10,046	2,608	26,533	(4,434)	(743,117)
Leasehold improvements		(475,651)	—	—	(475,651)	—	(83,208)	(4,574)	5,398	(7)	—	(558,042)
Machinery and equipment		(2,980,166)	—	—	(2,980,166)	—	(271,867)	1,143	3,449	288,461	(10,229)	(2,969,209)
Automotive fuel/lubricant distribution equipment and facilities		(1,545,806)	—	—	(1,545,806)	—	(162,815)	(7,232)	58,245	—	—	(1,657,608)
LPG tanks and bottles		(305,965)	(22,419)	—	(328,384)	—	(88,308)	(2,347)	17,983	—	—	(401,056)
Vehicles		(112,200)	—	—	(112,200)	—	(28,792)	498	15,002	1,842	—	(123,650)
Furniture and utensils		(148,575)	—	—	(148,575)	—	(18,482)	(292)	513	11,517	(20)	(155,339)
IT equipment		(260,859)	—	—	(260,859)	—	(30,659)	2,702	1,819	(1,080)	(6)	(288,083)

		(6,553,630)	(22,419)	—	(6,576,049)	—	(737,593)	(56)	105,017	327,266	(14,689)	(6,896,104)

	Balance on 12/31/2017	Reclassifications (i)	Fair value CBLSA Retrospective effect(ii)	Balance on 12/31/2017 – Restated (i)	Additions		Depreciation	Transfer (iv)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Opening balance TEAS (iii)	Balance on 12/31/2018
Provision for losses:
Advances to suppliers	(83)	—	—	(83)	—		—	—	—	—	—	(83)
Buildings	—	—	—	—	(306	) (*)	—	—	—	—	—	(306)
Land	(104)	—	—	(104)	(723	) (*)	—	—	—	—	—	(827)
Leasehold improvements	(564)	—	—	(564)	(733)		—	—	2	(90)	—	(1,385)
Machinery and equipment	(4,724)	—	—	(4,724)	(1,532	) (*)	—	—	444	(305)	—	(6,117)
Automotive fuel/lubricant distribution equipment and facilities	(169)	—	—	(169)	—		—	—	4	—	—	(165)
Construction in progress	—	—	—	—	(38	) (*)	—	—	—	—	—	(38)
Furniture and utensils	(1)	—	—	(1)	(69	) (*)	—	—	—	—	—	(70)

	(5,645)	—	—	(5,645)	(3,401)		—	—	450	(395)	—	(8,991)

Net amount	6,607,788	26,740	3,298	6,637,826	1,198,613		(737,593)	742	(36,542)	118,967	96,852	7,278,865

	Weighted average useful life (years)	Balance on 12/31/2016	Reclassifications (i)	Balance on 1/1/2017 – Restated (i)	Additions	Depreciation	Transfer (iv)	Write- offs and disposals	Effect of foreign currency exchange rate variation	Opening balance CBLSA (ii)	Balance on 12/31/2017 Restated (i)
Cost:
Land	—	520,575	—	520,575	4,319	—	16,039	(969)	4,574	32,104	576,642
Buildings	30	1,440,204	—	1,440,204	10,677	—	95,630	(12,409)	32,998	70,771	1,637,871
Leasehold improvements	9	796,521	—	796,521	13,819	—	116,698	(14,494)	11	—	912,555
Machinery and equipment	12	4,225,056	—	4,225,056	130,154	—	105,060	(16,069)	277,730	—	4,721,931
Automotive fuel/lubricant distribution equipment and facilities	13	2,429,079	—	2,429,079	131,134	—	78,568	(29,935)	—	120,676	2,729,522
LPG tanks and bottles	11	619,511	12,467	631,978	96,290	—	(1,149)	(34,263)	—	—	692,856
Vehicles	7	271,133	—	271,133	28,428	—	6,948	(21,055)	1,841	—	287,295
Furniture and utensils	9	204,550	—	204,550	35,078	—	10,775	(834)	10,756	5,584	265,909
Construction in progress	—	523,285	—	523,285	766,775	—	(386,198)	(4)	10,192	14,950	929,000
Advances to suppliers	—	96,423	—	96,423	61,536	—	(48,722)	—	2,930	—	112,167
Imports in progress	—	58	—	58	1,182	—	(450)	—	(4)	—	786
IT equipment	5	288,705	—	288,705	42,638	—	3,095	(1,081)	170	19,495	352,986

		11,415,100	12,467	11,427,567	1,322,030	—	(3,706)	(131,113)	341,198	263,544	13,219,520

Accumulated depreciation:
Buildings		(632,908)	—	(632,908)	—	(46,795)	130	5,535	(28,365)	(22,005)	(724,408)
Leasehold improvements		(412,449)	—	(412,449)	—	(71,660)	(166)	8,624	—	—	(475,651)
Machinery and equipment		(2,474,504)	—	(2,474,504)	—	(258,068)	(139)	10,174	(257,629)	—	(2,980,166)
Automotive fuel/lubricant distribution equipment and facilities		(1,383,069)	—	(1,383,069)	—	(144,884)	(29)	26,907	—	(44,731)	(1,545,806)
LPG tanks and bottles		(276,414)	(4,031)	(280,445)	—	(64,226)	130	16,157	—	—	(328,384)
Vehicles		(101,082)	—	(101,082)	—	(21,740)	80	12,365	(1,823)	—	(112,200)
Furniture and utensils		(120,747)	—	(120,747)	—	(15,128)	(9)	594	(9,275)	(4,010)	(148,575)
IT equipment		(220,421)	—	(220,421)	—	(24,481)	148	991	(121)	(16,975)	(260,859)

		(5,621,594)	(4,031)	(5,625,625)	—	(646,982)	145	81,347	(297,213)	(87,721)	(6,576,049)

	Balance on 12/31/2016	Reclassifications (i)	Balance on 1/1/2017 – Restated (i)	Additions	Depreciation	Transfer (iv)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Opening balance CBLSA (ii)	Balance on 12/31/2017 Restated (i)
Provision for losses:
Advances to suppliers	(83)	—	(83)	—	—	—	—	—	—	(83)
Land	(197)	—	(197)	(104)	—	—	197	—	—	(104)
Leasehold improvements	(560)	—	(560)	(10)	—	—	14	(8)	—	(564)
Machinery and equipment	(4,347)	—	(4,347)	(397)	—	—	45	(25)	—	(4,724)
Automotive fuel/lubricant distribution equipment and facilities	(336)	—	(336)	—	—	—	167	—	—	(169)
Furniture and utensils	(1)	—	(1)	—	—	—	—	—	—	(1)

	(5,524)	—	(5,524)	(511)	—	—	423	(33)	—	(5,645)

Net amount	5,787,982	8,436	5,796,418	1,321,519	(646,982)	(3,561)	(49,343)	43,952	175,823	6,637,826

	Weighted average useful life (years)	Balance on 12/31/2015	Reclassifications (i)	Balance on 1/1/2016 – Restated (i)	Additions	Depreciation	Transfer (iv)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2016 Restated (i)
Cost:
Land	—	524,159	—	524,159	157	—	218	(202)	(3,757)	520,575
Buildings	30	1,382,603	—	1,382,603	11,597	—	68,989	(281)	(22,704)	1,440,204
Leasehold improvements	9	701,183	—	701,183	11,109	—	87,312	(3,078)	(5)	796,521
Machinery and equipment	13	3,991,839	—	3,991,839	117,157	—	164,883	(10,209)	(38,614)	4,225,056
Automotive fuel/lubricant distribution equipment and facilities	14	2,282,462	—	2,282,462	113,162	—	56,213	(22,758)	—	2,429,079
LPG tanks and bottles	11	541,351	4,740	546,091	115,309	—	1,435	(30,857)	—	631,978
Vehicles	7	258,776	—	258,776	25,882	—	5,559	(18,575)	(509)	271,133
Furniture and utensils	10	170,695	—	170,695	27,319	—	8,955	(1,315)	(1,104)	204,550
Construction in progress	—	437,533	—	437,533	487,651	—	(384,335)	(535)	(17,029)	523,285
Advances to suppliers	—	12,125	—	12,125	102,465	—	(13,781)	—	(4,386)	96,423
Imports in progress	—	1,201	—	1,201	8,007	—	(8,895)	—	(255)	58
IT equipment	5	260,685	—	260,685	27,574	—	3,448	(1,561)	(1,441)	288,705

		10,564,612	4,740	10,569,352	1,047,389	—	(9,999)	(89,371)	(89,804)	11,427,567

	Balance on 12/31/2015	Reclassifications (i)	Balance on 1/1/2016 – Restated (i)	Additions	Depreciation	Transfer (iv)	Write-offs and disposals	Effect of foreign currency exchange rate variation	Balance on 12/31/2016 Restated (i)
Accumulated depreciation:
Buildings	(591,831)	—	(591,831)	—	(43,778)	13	151	2,537	(632,908)
Leasehold improvements	(359,117)	—	(359,117)	—	(55,913)	339	2,235	7	(412,449)
Machinery and equipment	(2,241,244)	—	(2,241,244)	—	(242,419)	3,099	9,536	(3,476)	(2,474,504)
Automotive fuel/lubricant distribution equipment and facilities	(1,270,797)		(1,270,797)	—	(130,613)	—	18,341	—	(1,383,069)
LPG tanks and bottles	(249,234)	(875)	(250,109)	—	(44,097)	—	13,761	—	(280,445)
Vehicles	(92,457)	—	(92,457)	—	(19,991)	—	11,234	132	(101,082)
Furniture and utensils	(110,259)	—	(110,259)	—	(11,146)	5	868	(215)	(120,747)
IT equipment	(203,793)		(203,793)	—	(19,225)	(3)	1,488	1,112	(220,421)

	(5,118,732)	(875)	(5,119,607)	—	(567,182)	3,453	57,614	97	(5,625,625)

Provision for losses:
Advances to suppliers	(83)	—	(83)	—	—	—	—	—	(83)
Land	(197)	—	(197)	—	—	—	—	—	(197)
Leasehold improvements	(659)	—	(659)	(4)	—	—	—	103	(560)
Machinery and equipment	(4,739)	—	(4,739)	(281)	—	—	325	348	(4,347)
Automotive fuel/lubricant distribution equipment and facilities	(1,306)	—	(1,306)	—	—	—	970	—	(336)
Furniture and utensils	(1)	—	(1)	—	—	—	—	—	(1)

	(6,985)	—	(6,985)	(285)	—	—	1,295	451	(5,524)

Net amount	5,438,895	3,865	5,442,760	1,039,377	(567,182)	(6,546)	(30,462)	(89,256)	5,796,418

(i)	See Note 2.x.
(ii)	See Note 3.c.
(iii)	See Note 3.d.
(iv)	Refers to amounts transferred to intangible assets and inventories.
(*)	Refers to the impairment for subsidiary Oxiteno Andina (see Note 2.s.1.ii), including in land the amount of R$ 680 and in machinery and equipment the amount of R$ 1,334.

Construction in progress relates substantially to expansions, renovations, constructions and upgrade of industrial facilities, terminals, stores, service stations and distribution bases.

Advances to suppliers is related, basically, to manufacturing of assets for expansion of plants, terminals, stores and bases and acquisition of real estate.